UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Tactical Market Opportunities Fund

Portfolio of Investments	June 30, 2016 (Unaudited)

Shares		Description (1), (2)				Value

		LONG-TERM INVESTMENTS – 9.4%

		EXCHANGE-TRADED FUNDS – 6.9%

		Commodity Funds – 2.1%

174,900		United States Natural Gas Fund LP, (3), (4)				$1,511,136
		Total Commodity Funds (cost $1,788,594)				1,511,136

		Currency Funds – 2.0%

59,000		PowerShares DB US Dollar Index Bullish Fund, (3), (4)				1,465,560
		Total Currency Funds (cost $1,465,560)				1,465,560

		Equity Funds – 2.8%

12,000		iShares MSCI Australia ETF				233,400

29,300		iShares MSCI Germany ETF				704,665

7,000		iShares MSCI Hong Kong ETF, (3)				137,060

25,000		iShares MSCI Japan ETF, (3)				287,500

13,000		iShares MSCI Sweden ETF				355,550

19,000		iShares MSCI United Kingdom ETF				292,030
		Total Equity Funds (cost $2,291,447)				2,010,205
		Total Exchange-Traded Funds (cost $5,545,601)				4,986,901

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		SOVEREIGN DEBT – 2.5%

		Mexico – 2.5%

30,000	MXN	Mexico Bonos de DeSarrollo	8.000%	6/11/20	A	$1,805,619
30,000	MXN	Total Sovereign Debt (cost $2,639,737)				1,805,619
		Total Long-Term Investments (cost $8,185,338)				6,792,520

Shares		Description (1)	Coupon			Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.6%

		Money Market Funds – 3.6%

2,591,600		Mount Vernon Securities Lending Trust Prime Portfolio, (8)	0.557% (7)			$2,591,600
		Total Investments Purchased with Collateral from Securities Lending (cost $2,591,600)				2,591,600

NUVEEN	1

Nuveen Tactical Market Opportunities Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	SHORT-TERM INVESTMENTS – 89.6%

	Money Market Funds – 19.3%

14,028,558	First American Treasury Obligations Fund, Class Z	0.230% (7)	N/A	N/A	$14,028,558

	U.S. Government and Agency Obligations – 70.3%

$23,000	U.S. Treasury Bills	0.000%	11/03/16	AAA	22,980,151

15,000	U.S. Treasury Bills, (9)	0.000%	12/08/16	AAA	14,980,560

13,000	U.S. Treasury Bills, (9)	0.000%	2/02/17	AAA	12,972,856
$51,000	Total U.S. Government and Agency Obligations				50,933,567
	Total Short-Term Investments (cost $64,924,489)				64,962,125
	Total Investments (cost $75,701,427) – 102.6%				74,346,245
	Other Assets Less Liabilities – (2.6)% (10)				(1,866,028)
	Net Assets – 100%				$72,480,217

Investments in Derivatives as of June 30, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond	Long	131	9/16	$9,575,572	$21,181	$141,852
Euro-Bund	Short	(112)	9/16	(20,771,768)	(24,858)	(397,936)
Long Gilt	Short	(11)	9/16	(1,881,584)	(5,858)	(86,417)
Mexican Peso	Short	(67)	9/16	(1,814,695)	(20,770)	(9,923)
Mini MSCI EAFE Index	Short	(4)	9/16	(323,040)	(4,720)	711
NASDAQ 100 E-Mini	Short	(17)	9/16	(1,498,380)	(15,045)	17,314
Nikkei 225 Index	Long	5	9/16	395,500	250	(14,022)
Russell 2000 Mini Index	Short	(56)	9/16	(6,425,440)	(102,480)	65,603
S&P 500 E-Mini	Short	(48)	9/16	(5,016,480)	(56,160)	(7,424)
S&P 500 E-Mini Consumer Discretionary Sector	Short	(28)	9/16	(2,194,080)	(16,240)	6,379
S&P 500 E-Mini Utilities Sector	Short	(59)	9/16	(3,118,150)	(70,800)	(139,740)
S&P MidCap 400 E-Mini	Short	(5)	9/16	(746,500)	(14,250)	389
U.S. 10-Year Treasury Note	Long	78	9/16	10,372,781	(6,094)	269,148
U.S. Dollar Index	Long	8	9/16	769,624	3,168	19,221
				$(22,676,640)	$(312,676)	$(134,845)
*	The aggregate Notional Amount at Value of long and short positions is $21,113,477 and $(43,790,117), respectively.

Options Written

Option Type	Number of Contracts	Description	Notional Amount (11)	Expiration Date	Strike Price	Value
Put	(55)	Market Vectors Gold Miners ETF	$(126,500)	7/15/16	$23	$(193)
Put	(100)	United States Natural Gas Fund LP	(70,000)	7/15/16	7	(100)
Call	(850)	United States Natural Gas Fund LP	(765,000)	8/19/16	9	(27,200)
	(1,005)	Total Options Written (premiums received $26,056)	$(961,500)			$(27,493)

2	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$4,986,901	$—	$—	$4,986,901
Sovereign Debt	—	1,805,619	—	1,805,619
Investments Purchased with Collateral from Securities Lending	2,591,600	—	—	2,591,600
Short-Term Investments:
Money Market Funds	14,028,558	—	—	14,028,558
U.S. Government and Agency Obligations	—	50,933,567	—	50,933,567
Investments in Derivatives:
Futures Contracts*	(134,845)	—	—	(134,845)
Options Written	(27,493)	—	—	(27,493)
Total	$21,444,721	$52,739,186	$—	$74,183,907
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2016, the cost of investments (excluding investments in derivatives) was $75,888,183.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$37,949
Depreciation	(1,579,887)
Net unrealized appreciation (depreciation) of investments	$(1,541,938)

NUVEEN	3

Nuveen Tactical Market Opportunities Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,531,358.

(4)	Non-income producing; Fund has not declared a dividend within the past twelve months.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(11)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable

DB	Deutsche Bank

EAFE	Europe, Australasia and Far East

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International Inc.

MXN	Mexican Peso

NASDAQ	National Association of Securities Dealers Automated Quotations

S&P	Standard & Poor’s

4	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2016